Consolidated Statement of Cash Flows (USD $)	3 Months Ended		12 Months Ended	15 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Jun. 30, 2012
Cash flows from operating activities:
Net loss	$ (413,937)	$ (13,842)	$ (2,323,551)	$ (2,737,488)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense	218			218
Amortization expense	267		801	1,068
Common shares issued for compensation			750,000	750,000
Common shares issued for director services earned during the period	93,750		187,500	281,250
Common shares issued for outside services			90,725	90,725
Changes in operating assets and liabilities:
Accounts receivable	(280)			(280)
Prepaid expenses	152,266		(168,874)	(16,608)
Security deposit			(15,000)	(15,000)
Accounts payable	(46,575)	9,926	141,530	94,955
Accounts payable - related parties			20,220	20,220
Accrued expenses	3,440	(5,690)	(1,290)	2,150
Accrued interest	11,438	9,506	38,589	50,027
Net cash used in operating activities	(199,413)	(100)	(1,279,350)	(1,478,763)
Cash flows from investing activities:
Purchases of property, plant and equipment	(1,323)		(3,036)	(4,359)
Website development costs			(5,315)	(5,315)
Cash received from reverse acquisition		3,198	3,199	3,199
Net cash provided by (used in) investing activities	(1,323)	3,198	(5,152)	(6,475)
Cash flows from financing activities:
Advances from president and stockholder	2,100		200	2,300
Proceeds from issuance of convertible notes	200,000	350,000	1,200,000	1,400,000
Proceeds from sale of common stock			100,000	100,000
Net cash provided by financing activities	202,100	350,000	1,300,200	1,502,300
Net change in cash	1,364	353,098	15,698	17,062
Cash at beginning of period	15,698
Cash at end of period	17,062	353,098	15,698	17,062
Supplemental disclosure of cash flows information:
Interest paid
Income tax paid
Non-cash investing and financing activities:
Issuance of common stock for conversion of convertible notes		500,000	500,000
Interest paid in stock		$ 23,068	$ 23,068